Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Other Long-Term Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued And Other Current Liabilities, And Other Long-Term Liabilities [Abstract]
Deferred rent	$ 17.0	$ 18.8
Unfunded pension liability	12.2	19.9
Accrued income tax payable	6.2	11.1
Deferred revenue	0.4	0.7
Other	24.9	20.6
Total other long-term liabilities	$ 60.7	$ 71.1